Stock-Based Compensation - Schedule of Additional Information Related to Stock Option (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 39	$ 0	$ 25
Number of unvested stock options			276,300
Fair value of unvested stock options			$ 210
Amount remaining to be recognized as expense			$ 218